Notes Payable - Related Party	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable - Related Party

3. Notes Payable - Related Party

Hankey Capital LLC (Hankey Capital)

Hankey Capital held certain convertible notes of the Company as discussed below. Don Hankey, the CEO and Chairman of Hankey Group, is our non-independent Chairman of the Board and a significant shareholder. Bret Hankey, the president of Hankey Capital, was a non-independent board member through October 13, 2021. The Hankey Group is an affiliate of Hankey Capital.

Prior to January 1, 2019, the Company issued three convertible promissory notes in the aggregate amount of $9,000,000 to Hankey Capital. The Convertible Notes were to mature on December 31, 2021 and bear interest at an annual rate of interest of the “prime rate” plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Maturity Date, Hankey Capital has a right, in its sole discretion, to convert the Convertible Notes into shares of the Company’s Common Stock, at a conversion rate equal to $1.00 per share. As of December 31, 2020, $9,000,000 was outstanding under these convertible notes. The notes were secured by 7,659,574 collateral shares.

The Company and Hankey Capital entered into agreements under which Hankey Capital provided credit facilities in an aggregate amount of $3,800,000 to the Company to be drawn down by the Company upon notice to Hankey Capital. The credit facility is evidenced by a convertible secured note convertible prior to the maturity date at $1.00 per share. All personal property and assets of the Company secure the note. The draws bear interest at an annual rate of interest at the “prime rate” (as quoted in the “Money Rates” section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. At December 31, 2020, the Company had been advanced $2,712,179 under the facilities. During the year ended December 31, 2021, the Company had made additional borrowings of $1,055,715. The notes were secured by 1,702,128 collateral shares

In connection with the October 2021 Primary Offering, Hankey Capital converted all the outstanding convertible notes and advances under the secured credit facilities ($12,767,894 in principal amount and $2,054,041 of accrued interest) into shares of our common stock. In addition, 9,361,702 collateral shares were returned to the Company and cancelled and the par value of the share has been offset to Capital.

Note Type	Issue Date	Maturity Date	Interest Rate	December 31, 2021	December 31, 2020

First Secured Convertible Note	10/24/14	12/31/21	8.5%	$-	$5,000,000

Second Secured Convertible Note	5/4/15	12/31/21	8.5%	-	2,000,000

Third Secured Convertible Note	2/24/16	12/31/21	8.5%	-	2,000,000

First Credit Facility	7/24/18	12/31/21	8.5%	-	2,000,000

Second Credit Facility	9/19/19	12/31/21	8.5%	-	712,179
Notes payable				$-	$11,712,179

Interest payable – related party on the above notes was $-0- and $1,251,626 as December 31, 2021 and 2020, respectively. Interest expense on the above notes was $805,109 and $998,076 during the years ended December 31, 2021 and 2020.